Income Taxes - Summary of Reconciliation of Statutory U.S. Federal Income Tax Rate to Company's Effective Income Tax Rate (Detail)	12 Months Ended			0 Months Ended
	Dec. 31, 2013 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Jan. 14, 2011 Predecessor [Member]
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Statutory U.S. federal income tax rate	35.00%	35.00%	35.00%	35.00%
State income taxes, net of federal tax effect	(0.90%)	(0.10%)	(0.40%)	2.00%
Other permanent items	3.50%	(1.30%)	9.70%
Goodwill related items	19.20%	(8.30%)
Federal and state tax credits	(4.60%)	0.90%
Change in unrecognized tax benefits	2.10%	(1.40%)	4.10%
Nondeductible debt conversion costs				(18.40%)
Foreign dividends and Subpart F income, net of foreign tax credits	44.70%	(6.90%)	78.70%
Foreign earnings taxed at other than federal rate	(38.00%)	6.80%	(56.20%)	(0.20%)
Tax provision adjustments and revisions to prior years' returns	(5.40%)		9.50%
Change in valuation allowance	18.70%	(1.50%)	4.20%	0.30%
Other	0.20%	0.70%	1.00%	(0.50%)
Effective income tax rate	74.50%	23.90%	85.60%	18.20%